Leases - Schedule of Finance and Operating Leases (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	[3]	Dec. 31, 2024
Assets
Finance leases, included in property plant and equipment, net		$ 1,166	$ 1,166
Operating leases, included in lease right-of-use assets, net		389	389			30	[1]
Total		1,555	1,555			30
Liabilities
Finance lease liability, current		277	277
Finance lease liability, non-current		735	735
Total finance lease liabilities		1,012	1,012
Operating lease liability, current	[2]	144	144			23
Operating Lease liability, non-current		255	255
Total operating lease liabilities		399	399			23
Total lease liabilities		1,411	1,411			$ 23
Finance Lease
Right-of-use assets acquired			1,233
Amortization expense		61	67
Interest expense		12	13
Cash paid		53	53
Operating Lease
Right-of-use asset acquired			427
Lease expense		32	68
Cash paid		$ 72	$ 127
Finance Leases
Remaining lease term (years)		3 years 5 months 8 days	3 years 5 months 8 days
Discount rate		4.53%	4.53%
Operating Leases
Remaining lease term (years)		2 years 9 months	2 years 9 months			3 months 14 days
Discount rate		4.28%	4.28%			8.76%

[1]	Recast
[2]	Includes sub-lease deposits of $13 thousand.
[3]	Recast